INCOME TAXES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Examination [Line Items]
Operating loss carryforwards	$ 6,000	$ 9,000
Tax credit carryforward	200
Valuation allowance	21,240	812
Deferred tax asset		(11,924)
Change in tax receivable agreement liability	15,289	0
Current tax receivable agreement	$ 1,310	$ 510
DMSH
Income Tax Examination [Line Items]
Equity method investment, ownership percentage	58.40%	55.50%